Note 13 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 22, 2018	Mar. 31, 2020	Mar. 31, 2019	Aug. 21, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement (in shares)				2,500,000
Value of shares under share swap agreement	$ 23,803			$ 33,803
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities	$ 10,000		$ 10,000
Foreign exchange basis curve length (Year)		5 years
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		100.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 596,200	740,600
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 100,000
Borrowings, interest rate		6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 160,000
Borrowings, interest rate		6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		6.50%
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes		$ 183,752
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes		$ 182,504
Commodity price risk [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes		$ 191,556
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes		$ 190,308
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss		$ 6,500
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)		$ 10,300
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes		$ 2,413	1,939
Supplier risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value		23,887	8,307
Credit risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		$ 65,145	$ 153,767